TRADE AND OTHER RECEIVABLES - Movements in the provision for bad and doubtful debts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TRADE AND OTHER RECEIVABLES.
At 1 January	$ 71	$ 59
Exchange adjustment	(3)	1
Net receivables provided during the year	3	25	$ 15
Utilisation of provision	(14)	(14)
At 31 December	$ 57	$ 71	$ 59